Debt - Net payments/Proceeds on Other Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Net (payments) proceeds on short-term debt	$ (108)	$ (200)	$ 300
Proceeds from issuance of long-term debt	1,116	1,000	0
Payments on long-term debt	(1,116)	(751)	(3,357)
Net (Payments) Proceeds on Other Debt	$ (108)	$ 49	$ (3,057)